10.31 Fidelity Total International Index Fund Institutional, Institutional Premium PRO-05 | Fidelity® Total International Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Total International Index Fund} - 10.31 Fidelity Total International Index Fund Institutional, Institutional Premium PRO-05 - Fidelity® Total International Index Fund
		Fidelity Total International Index Fund-Institutional Class		Fidelity Total International Index Fund-Institutional Premium Class
Management fee	[1]	0.06%		0.06%
Distribution and/or Service (12b-1) fees		none		none
Other expenses		0.02%	[1]	none
Total annual operating expenses		0.08%		0.06%
[1]	Adjusted to reflect current fees.

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Expense Example {- Fidelity® Total International Index Fund} - 10.31 Fidelity Total International Index Fund Institutional, Institutional Premium PRO-05 - Fidelity® Total International Index Fund - USD ($)
	Fidelity Total International Index Fund-Institutional Class	Fidelity Total International Index Fund-Institutional Premium Class
1 year	$ 8	$ 6
3 years	$ 26	$ 19